Convertible debentures	12 Months Ended
Dec. 31, 2011
Convertible debentures
Convertible debentures

10. Convertible debentures

        In 2006 we issued, in a public offering, Cdn$60 million aggregate principal amount of 6.25% convertible secured debentures (the "2006 Debentures") for gross proceeds of $52.8 million. The 2006 Debentures pay interest semi-annually on April 30 and October 31 of each year. The 2006 Debentures had an initial maturity date of October 31, 2011 and are convertible into approximately 80.6452 common shares per Cdn$1,000 principal amount of 2006 Debentures, at any time, at the option of the holder, representing a conversion price of Cdn$12.40 per common share. In 2009, the holders of the 2006 Debentures approved an amendment to increase the annual interest rate from 6.25% to 6.50% and separately, an extension of the maturity date from October 2011 to October 2014.

        On December 17, 2009, we issued, in a public offering, Cdn$86.3 million aggregate principal amount of 6.25% convertible unsecured debentures (the "2009 Debentures") for gross proceeds of $82.1 million. The 2009 Debentures pay interest semi-annually on March 15 and September 15 of each year beginning on September 15, 2010. The 2009 Debentures mature on March 15, 2017 and are convertible into approximately 76.9231 common shares per Cdn$1,000 principal amount of 2009 Debentures, at any time, at the option of the holder, representing a conversion price of Cdn$13.00 per common share.

        On October 20, 2010, we issued, in a public offering, Cdn$80.5 million aggregate principal amount of 5.60% convertible unsecured subordinated debentures (the "2010 Debentures") for gross proceeds of $78.9 million. The 2010 Debentures pay interest semi-annually on June 30 and December 30 of each year beginning June 30, 2011. The 2010 Debentures mature on June 30, 2017, unless earlier redeemed. The debentures are convertible into our common shares at an initial conversion rate of 55.2486 common shares per Cdn$1,000 principal amount of 2010 Debentures, at any time, at the option of the holder, representing an initial conversion price of approximately Cdn$18.10 per common share.

        The following table provides details related to outstanding convertible debentures:

	6.5% Debentures due 2014	6.25% Debentures due 2017	5.6% Debentures due 2017	Total
Balance at December 31, 2009 (Cdn$)	60,000	86,250	—	146,250
Principal amount converted to equity (Cdn$)	(4,199)	(3,126)	—	(7,325)
Issuance of 5.6% Debentures	—	—	80,500	80,500

Balance at December 31, 2010 (Cdn$)	55,801	83,124	80,500	219,425
Principal amount converted to equity (Cdn$)	(10,948)	(15,691)	—	(26,639)

Balance at December 31, 2011 (Cdn$)	44,853	67,433	80,500	192,786
Balance at December 31, 2011 (US$)	$44,103	$66,306	$79,154	$189,563
Common shares issued on conversion during the year ended December 31, 2011	882,893	1,206,992	—	2,089,885

        Aggregate interest expense related to the 2006, 2009 and 2010 Debentures was $12.1 million, $9.9 million and $3.5 million for the years ended December 31, 2011, 2010 and 2009, respectively.